VIE Structure and Arrangements	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
VIE Structure and Arrangements
VIE Structure and Arrangements

Note 4.    VIE Structure and Arrangements

We consolidate VIEs in which we hold a variable interest and are the primary beneficiary through contractual agreements. We are the primary beneficiary because we have the power to direct activities that most significantly affect their economic performance and have the obligation to absorb the majority of their losses or benefits. The results of operations and financial position of these VIEs are included in our consolidated financial statements.

For these consolidated VIEs, their assets are not available to us and their creditors do not have recourse to us. As of September 30, 2019 and December 31, 2018, assets (mainly long-term investments) that can only be used to settle obligations of these VIEs were approximately $0.2 million and $3.5 million, respectively, and the Company is the major creditor for the VIEs.

In order to operate our Legacy YOD business in PRC and to comply with PRC laws and regulations that prohibit or restrict foreign ownership of companies that provides value-added telecommunication services, the Company entered into a series of contractual agreements with two VIEs: Beijing Sinotop Scope Technology Co., Ltd (“Sinotop Beijing”) and Tianjin Sevenstarflix Network Technology Limited (“SSF”). These contractual agreements will expire in March 2030 and April 2036, respectively and may not be terminated by the VIEs, except with the consent of the Company, or, in event of  a material breach of the agreement by the Company . Currently, the Company is still evaluating the overall operating strategy for YOD legacy business and does not have plan to provide any funding to these two VIEs. Please refer to Note 19(a) for associated regulatory risks.

Based on the contracts we entered with VIEs’ shareholders, we consider that there is no asset of the VIEs that can be used only to settle obligation of the Company, except for the registered capital of VIEs amounting to RMB 38.2 million (approximately $5.7 million).

Note 5.    VIE Structure and Arrangements

We consolidate VIEs in which we hold a variable interest and are the primary beneficiary through contractual agreements. We are the primary beneficiary because we have the power to direct activities that most significantly affect their economic performance and have the obligation to absorb the majority of their losses or benefits. The results of operations and financial position of these VIEs are included in our consolidated financial statements.

For these consolidated VIEs, their assets are not available to us and their creditors do not have recourse to us. As of December 31, 2018 and 2017, assets (mainly long-term investments) that can only be used to settle obligations of these VIEs were approximately $3.5 million and $3.7 million, respectively, and the Company is the major creditor for the VIEs.

In order to operate our Legacy YOD business in PRC and to comply with PRC laws and regulations that prohibit or restrict foreign ownership of companies that provides value-added telecommunication services, the Company entered into a series of contractual agreements with two VIEs: Beijing Sinotop Scope Technology Co., Ltd (“Sinotop Beijing”) and Tianjin Sevenstarflix Network Technology Limited (“SSF”). These contractual agreements will be expired in March 2030 and April 2036, respectively and may not be terminated by the VIEs, except with the consent of, or a material breach by us. Currently, the Company is still evaluating the overall operating strategy for YOD legacy business and does not have plan to provide any funding to these two VIEs. Please refer to Note 19(a) for associated regulatory risks.

The key terms of the VIE Agreements are summarized as follows:

Equity Pledge Agreement

The VIEs’ Shareholders pledged all of their equity interests in VIEs (the “Collateral”) to YOD On Demand (Beijing) Technology Co., Ltd (“YOD WFOE”), our wholly owned subsidiary in PRC, as security for the performance of the obligations to make all the required technical service fee payments pursuant to the Technical Services Agreement and for performance of the VIEs’ Shareholders’ obligation under the Call Option Agreement. The terms of the Equity Pledge Agreement expire upon satisfaction of all obligations under the Technical Services Agreement and Call Option Agreement.

Call Option Agreement

The VIEs’ Shareholders granted an exclusive option to YOD WFOE, or its designee, to purchase, at any time and from time to time, to the extent permitted under PRC law, all or any portion of the VIEs’ Shareholders’ equity in VIEs. The exercise price of the option shall be determined by YOD WFOE at its sole discretion, subject to any restrictions imposed by PRC law. The term of the agreement is until all of the equity interest in VIEs held by the VIEs’ Shareholders are transferred to YOD WFOE, or its designee and may not be terminated by any part to the agreement without consent of the other parties.

Power of Attorney

The VIEs’ Shareholders granted YOD WFOE the irrevocable right, for the maximum period permitted by law, all of its voting rights as shareholders of VIEs. The VIEs’ Shareholders may not transfer any of its equity interest in VIEs to any party other than YOD WFOE. The Power of Attorney agreements may not be terminated except until all of the equity in VIEs has been transferred to YOD WFOE or its designee.

Technical Service Agreement

YOD WFOE has the exclusive right to provide technical service, marketing and management consulting service, financial support service and human resource support services to the VIEs, and the VIEs is required to take all commercially reasonable efforts to permit and facilitate the provision of the services by YOD WFOE. As compensation for providing the services, YOD WFOE is entitled to receive service fees from the VIEs equivalent to YOD WFOE’s cost plus 20‑30% of such costs as calculated on accounting policies generally accepted in the PRC. YOD WFOE and the VIEs agree to periodically review the service fee and make adjustments as deemed appropriate. The term of the Technical Services Agreement is perpetual, and may only be terminated upon written consent of both parties.

Spousal Consent

Pursuant to the Spousal Consent, undersigned by the respective spouse of the VIEs’ Shareholders, the spouses unconditionally and irrevocably agree to the execution of the Equity Pledge Agreement, Call Option Agreement and Power of Attorney agreement. The spouses agree to not make any assertions in connection with the equity interest of VIE and to waive consent on further amendment or termination of the Equity Pledge Agreement, Call Option Agreement and Power of Attorney agreement. The spouses further pledge to execute all necessary documents and take all necessary actions to ensure appropriate performance under these agreements upon YOD WFOE’s request. In the event the spouses obtain any equity interests of VIE which are held by the VIEs’ Shareholders, the spouses agreed to be bound by the VIE agreements, including the Technical Services Agreement, and comply with the obligations thereunder, including sign a series of written documents in substantially the same format and content as the VIE agreements.

Letter of Indemnification

Pursuant to the Letter of Indemnification among YOD WFOE and each nominee shareholder, YOD WFOE agrees to indemnify such nominee shareholder against any personal, tax or other liabilities incurred in connection with their role in equity transfer to the greatest extent permitted under PRC law. YOD WFOE further waives and releases the VIEs’ Shareholders from any claims arising from, or related to, their role as the legal shareholder of the VIE, provided that their actions as a nominee shareholder are taken in good faith and are not opposed to YOD WFOE’s best interests. The VIEs’ Shareholders will not be entitled to dividends or other benefits generated therefrom, or receive any compensation in connection with this arrangement. The Letter of Indemnification will remain valid until either the nominee shareholder or YOD WFOE terminates the agreement by giving the other party hereto sixty (60) days’ prior written notice.

Management Services Agreement

In addition to VIE agreements described above, our subsidiary and the parent company of YOD WFOE, YOU On Demand (Asia) Limited, a company incorporated under the laws of Hong Kong (“YOD Hong Kong”) has entered into a Management Services Agreement with each VIE.

Pursuant to such Management Services Agreement, YOD Hong Kong has the exclusive right to provide to the VIE management, financial and other services related to the operation of the VIE’s business, and the VIE is required to take all commercially reasonable efforts to permit and facilitate the provision of the services by YOD Hong Kong. As compensation for providing the services, YOD Hong Kong is entitled to receive a fee from the VIE, upon demand, equal to 100% of the annual net profits as calculated on accounting policies generally accepted in the PRC of the VIE during the term of the Management Services Agreement. YOD Hong Kong may also request ad hoc quarterly payments of the aggregate fee, which payments will be credited against the VIE’s future payment obligations.

In addition, at the sole discretion of YOD Hong Kong, the VIE is obligated to transfer to YOD Hong Kong, or its designee, any part or all of the business, personnel, assets and operations of the VIE which may be lawfully conducted, employed, owned or operated by YOD Hong Kong, including:

(a)

business opportunities presented to, or available to the VIE may be pursued and contracted for in the name of YOD Hong Kong rather than the VIE, and at its discretion, YOD Hong Kong may employ the resources of the VIE to secure such opportunities;

(b)	any tangible or intangible property of the VIE, any contractual rights, any personnel, and any other items or things of value held by the VIE may be transferred to YOD Hong Kong at book value;
(c)

real property, personal or intangible property, personnel, services, equipment, supplies and any other items useful for the conduct of the business may be obtained by YOD Hong Kong by acquisition, lease, license or otherwise, and made available to the VIE on terms to be determined by agreement between YOD Hong Kong and the VIE;

(d)

contracts entered into in the name of the VIE may be transferred to YOD Hong Kong, or the work under such contracts may be subcontracted, in whole or in part, to YOD Hong Kong, on terms to be determined by agreement between YOD Hong Kong and the VIE; and

(e)	any changes to, or any expansion or contraction of, the business may be carried out in the exercise of the sole discretion of YOD Hong Kong, and in the name of and at the expense of, YOD Hong Kong;
(f)

provided, however, that none of the foregoing may cause or have the effect of terminating (without being substantially replaced under the name of YOD Hong Kong) or adversely affecting any license, permit or regulatory status of the VIE.

Loan Agreement

Pursuant to the Loan Agreement dated April 5, 2016, YOD WFOE agrees to lend RMB 19.8 million and RMB 0.2 million, respectively, to the VIEs’ Shareholders for the purpose of establishing SSF and for development of its business. As of December 31, 2018, RMB27.6 million ($4.2 million) have been lent to VIEs’ Shareholders which has contributed all of the RMB27.6 million ($4.2 million) in the form of capital contribution to SSF. The loan can only be repaid by a transfer by the VIEs’ Shareholders of their equity interests in SSF to YOD WOFE or YOD WOFE’s designated persons, through (i) YOD WOFE having the right, but not the obligation to at any time purchase, or authorize a designated person to purchase, all or part of the VIEs’ Shareholders’ equity interests in SSF at such price as YOD WOFE shall determine (the “Transfer Price”), (ii) all monies received by the VIEs’ Shareholders through the payment of the Transfer Price being used solely to repay YOD WOFE for the loans, and (iii) if the Transfer Price exceeds the principal amount of the loans, the amount in excess of the principal amount of the loans being deemed as interest payable on the loans, and to be payable to YOD WOFE in cash. Otherwise, the loans shall be deemed to be interest free. The term of the Loan Agreement is perpetual, and may only be terminated upon the VIEs’ Shareholders receiving repayment notice, or upon the occurrence of an event of default under the terms of the agreement. The loan extended to the Nominee Shareholders and the capital of SSF are fully eliminated in the consolidated financial statements.

Therefore, we consider that there is no asset of the VIEs that can be used only to settle obligation of the Company, except for the registered capital of VIEs amounting to RMB38.2 million (approximately $5.8 million).